Convertible Notes and Warrant Liability (Details) - Schedule of Convertible Notes - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes [Abstract]
Balance at the beginning of the year	$ 10	$ 10,911	$ 10,911
Convertible Debt issued during the period			7,330	7,034
Conversions			(17,623)
Payments		$ (2,351)	(2,367)
Change in fair value measurement			1,759	3,877
Balance at the ending of the year	$ 10		$ 10	$ 10,911